    SUPPLEMENT DATED DECEMBER 17, 2010 TO YOUR PROSPECTUS DATED MAY 3, 2010

EFFECTIVE JANUARY 1, 2011, UNDER THE "ANNUAL FUND OPERATING EXPENSES" TABLE OF YOUR PROSPECTUS, THE FUND EXPENSE INFORMATION FOR HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IA, HARTFORD SMALL/MID CAP EQUITY HLS FUND -- CLASS IA, HARTFORD SMALLCAP GROWTH HLS FUND -- CLASS IA AND HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- CLASS IA IS DELETED AND REPLACED WITH FOLLOWING:

                                                   DISTRIBUTION
                                                      AND/OR                           ACQUIRED
                                                      SERVICE                          FUND FEES
                                  MANAGEMENT          (12B-1)           OTHER             AND
UNDERLYING FUND                       FEE              FEES           EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------
Hartford Growth Opportunities
 HLS Fund --Class IA                 0.61%               N/A            0.06%              N/A
Hartford Small/Mid Cap Equity
 HLS Fund -- Class IA                0.80%               N/A            0.09%              N/A
Hartford SmallCap Growth HLS
 Fund -- Class IA                    0.62%               N/A            0.07%              N/A
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA                                  0.45%               N/A            0.05%              N/A

                                                    CONTRACTUAL          MASTER
                                    TOTAL           FEE WAIVER         FUND TOTAL
                                   ANNUAL             AND/OR             ANNUAL          NET TOTAL
                                  OPERATING           EXPENSE           OPERATING        OPERATING
UNDERLYING FUND                   EXPENSES         REIMBURSEMENT        EXPENSES         EXPENSES
-----------------------------  ----------------------------------------------------------------------
Hartford Growth Opportunities
 HLS Fund --Class IA                0.67%                N/A                N/A            0.67%
Hartford Small/Mid Cap Equity
 HLS Fund -- Class IA               0.89%                N/A                N/A            0.89%
Hartford SmallCap Growth HLS
 Fund -- Class IA                   0.69%                N/A                N/A            0.69%
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA                                 0.50%                N/A                N/A            0.50%

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8061